Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Credit exposure	$ 715,622	$ 672,495
Exchange-traded derivatives	$ 1,870	$ 1,811
On-balance sheet [member] | U.S [member] | Credit risk [member] | Loans and Acceptances Net of Allowance for Credit Losses [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	10.50%	9.70%
Major assets [member] | On-balance sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 571,385	$ 542,889
Canadian currency [member] | Major assets [member] | On-balance sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	410,500	397,800
Foreign currency [member] | Major assets [member] | On-balance sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 160,900	$ 145,100